Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS MARKET TRUST
Entity Central Index Key	0000095603
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000099688
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Assets Fund
Class Name	Class A
Trading Symbol	AAAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.22%

Gross expense ratio as of the latest prospectus: 1.28%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 8.15% (unadjusted for sales charges) for the period ended March 31, 2025. The Fund's broad-based Index, the MSCI World Index, returned 7.04% for the same period, while the Fund's additional, more narrowly based index, the Blended Index, returned 8.55%.

The Fund slightly underperformed the Blended Index in the 12-month period ended on March 31, 2025. In terms of asset categories, infrastructure stocks and commodities outperformed the Blended Index, while Treasury Inflation Protected Securities and global real estate stocks — although positive in absolute terms — underperformed. Natural resource equities were the only segment of the Blended index to finish in negative territory.

Stock selection contributed to the Fund’s relative performance in the annual period. The best results came from the Americas utilities subsector in the infrastructure category, followed by Americas healthcare in global real estate. On the other hand, the Fund’s holdings in the developed-market oil & gas producers, metals & mining, and paper & forestry categories within global natural resources lagged. At the individual stock level, overweight positions in the electric utility NiSource, Inc. (1.5%), American Healthcare REIT, Inc. (0.4%), and the pipeline operator Targa Resources Corp. (0.5%) were the largest contributors. Overweights in the infrastructure stocks Venture Global, Inc. (0.2%) and ONEOK, Inc. (1.6%) detracted, as did Smurfit WestRock Co. (0.8%) in natural resource equities.

Sub-sector allocation detracted from relative performance. An underweight in Canada oil/gas storage & transportation and an overweight in Americas rail detracted in the infrastructure category. Underweights in Americas healthcare and an overweight in Americas data centers within global real estate hurt results, as well. On the plus side, overweights in two segments of the infrastructure category — Americas oil/gas storage & transportation and Americas waste — contributed positively.

Percentages in parentheses are based on the Fund’s net assets as of March 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI World Index	Bloomberg U.S. Treasury Inflation Notes Index	Blended Index
'15	$9,425	$10,000	$10,000	$10,000
'15	$9,516	$10,235	$10,074	$10,251
'15	$9,385	$10,270	$9,991	$10,075
'15	$9,158	$10,031	$9,894	$9,773
'15	$9,057	$10,211	$9,914	$9,609
'15	$8,773	$9,535	$9,838	$9,167
'15	$8,601	$9,184	$9,780	$8,911
'15	$8,803	$9,911	$9,805	$9,358
'15	$8,651	$9,862	$9,795	$9,013
'15	$8,491	$9,689	$9,718	$8,803
'16	$8,460	$9,109	$9,862	$8,575
'16	$8,471	$9,041	$9,972	$8,686
'16	$8,800	$9,655	$10,151	$9,327
'16	$8,892	$9,808	$10,186	$9,661
'16	$8,913	$9,863	$10,114	$9,568
'16	$9,292	$9,752	$10,324	$9,928
'16	$9,365	$10,164	$10,414	$10,109
'16	$9,199	$10,173	$10,367	$9,934
'16	$9,209	$10,227	$10,424	$10,074
'16	$8,907	$10,029	$10,382	$9,793
'16	$8,699	$10,173	$10,183	$9,639
'16	$8,832	$10,416	$10,173	$9,858
'17	$8,978	$10,668	$10,259	$9,987
'17	$9,144	$10,964	$10,307	$10,161
'17	$9,259	$11,081	$10,301	$10,160
'17	$9,332	$11,245	$10,362	$10,213
'17	$9,520	$11,482	$10,358	$10,296
'17	$9,453	$11,527	$10,260	$10,288
'17	$9,664	$11,802	$10,305	$10,575
'17	$9,770	$11,819	$10,415	$10,664
'17	$9,748	$12,084	$10,348	$10,649
'17	$9,833	$12,313	$10,370	$10,700
'17	$9,928	$12,580	$10,384	$10,851
'17	$10,127	$12,750	$10,479	$11,005
'18	$10,255	$13,423	$10,389	$11,114
'18	$9,725	$12,867	$10,288	$10,556
'18	$9,873	$12,586	$10,396	$10,641
'18	$10,064	$12,731	$10,390	$10,870
'18	$10,244	$12,811	$10,435	$10,974
'18	$10,282	$12,805	$10,476	$11,038
'18	$10,346	$13,205	$10,426	$11,104
'18	$10,346	$13,368	$10,501	$11,014
'18	$10,282	$13,442	$10,390	$10,982
'18	$9,875	$12,455	$10,242	$10,574
'18	$10,068	$12,597	$10,290	$10,678
'18	$9,584	$11,639	$10,347	$10,158
'19	$10,390	$12,545	$10,486	$11,018
'19	$10,519	$12,922	$10,485	$11,138
'19	$10,810	$13,091	$10,677	$11,394
'19	$10,810	$13,556	$10,713	$11,370
'19	$10,692	$12,774	$10,890	$11,181
'19	$11,051	$13,615	$10,983	$11,578
'19	$10,996	$13,683	$11,022	$11,525
'19	$11,084	$13,403	$11,284	$11,527
'19	$11,214	$13,688	$11,131	$11,702
'19	$11,345	$14,036	$11,159	$11,867
'19	$11,269	$14,427	$11,176	$11,752
'19	$11,637	$14,859	$11,219	$12,155
'20	$11,615	$14,769	$11,454	$11,991
'20	$10,936	$13,521	$11,613	$11,144
'20	$9,566	$11,731	$11,409	$9,321
'20	$10,158	$13,013	$11,726	$9,948
'20	$10,432	$13,642	$11,761	$10,207
'20	$10,499	$14,002	$11,892	$10,321
'20	$10,863	$14,672	$12,166	$10,634
'20	$11,161	$15,653	$12,299	$10,883
'20	$10,940	$15,113	$12,253	$10,535
'20	$10,752	$14,649	$12,174	$10,343
'20	$11,723	$16,522	$12,311	$11,377
'20	$12,068	$17,223	$12,452	$11,709
'21	$11,879	$17,051	$12,493	$11,698
'21	$12,424	$17,488	$12,292	$12,051
'21	$12,779	$18,070	$12,269	$12,417
'21	$13,424	$18,911	$12,440	$13,078
'21	$13,935	$19,184	$12,591	$13,383
'21	$13,875	$19,469	$12,667	$13,435
'21	$14,111	$19,818	$13,005	$13,700
'21	$14,190	$20,311	$12,982	$13,761
'21	$13,886	$19,468	$12,889	$13,464
'21	$14,549	$20,571	$13,035	$14,038
'21	$14,021	$20,120	$13,152	$13,534
'21	$14,899	$20,980	$13,194	$14,321
'22	$14,490	$19,870	$12,927	$14,189
'22	$14,660	$19,367	$13,037	$14,310
'22	$15,525	$19,899	$12,795	$15,109
'22	$15,070	$18,246	$12,533	$14,696
'22	$15,116	$18,260	$12,409	$14,769
'22	$13,829	$16,678	$12,016	$13,421
'22	$14,613	$18,002	$12,539	$14,181
'22	$14,110	$17,249	$12,206	$13,724
'22	$12,589	$15,646	$11,398	$12,263
'22	$12,940	$16,770	$11,540	$12,775
'22	$13,829	$17,936	$11,750	$13,614
'22	$13,426	$17,174	$11,631	$13,243
'23	$14,065	$18,389	$11,844	$13,977
'23	$13,354	$17,947	$11,681	$13,352
'23	$13,378	$18,502	$12,019	$13,325
'23	$13,580	$18,826	$12,032	$13,481
'23	$12,797	$18,638	$11,888	$12,716
'23	$13,191	$19,765	$11,848	$13,149
'23	$13,596	$20,429	$11,863	$13,622
'23	$13,155	$19,941	$11,757	$13,193
'23	$12,691	$19,081	$11,540	$12,722
'23	$12,453	$18,527	$11,457	$12,414
'23	$13,251	$20,264	$11,767	$13,267
'23	$13,734	$21,259	$12,084	$13,804
'24	$13,371	$21,514	$12,105	$13,411
'24	$13,492	$22,426	$11,975	$13,325
'24	$14,024	$23,147	$12,074	$13,823
'24	$13,577	$22,287	$11,870	$13,484
'24	$14,061	$23,282	$12,074	$13,922
'24	$13,908	$23,756	$12,169	$13,742
'24	$14,455	$24,175	$12,386	$14,238
'24	$14,977	$24,814	$12,483	$14,708
'24	$15,342	$25,268	$12,670	$15,130
'24	$15,014	$24,767	$12,443	$14,650
'24	$15,379	$25,903	$12,503	$14,966
'24	$14,461	$25,228	$12,306	$14,222
'25	$14,659	$26,119	$12,465	$14,519
'25	$14,969	$25,931	$12,737	$14,796
'25	$15,168	$24,776	$12,818	$15,005

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	8.15%	9.66%	4.87%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	1.93%	8.37%	4.25%
MSCI World Index	7.04%	16.13%	9.50%
Bloomberg U.S. Treasury Inflation Notes Index	6.17%	2.36%	2.51%
Blended Index	8.55%	9.99%	4.14%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,249,477,496
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 33,057,951
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,249,477,496
Number of Portfolio Holdings	147
Portfolio Turnover Rate (%)	73
Total Net Advisory Fees Paid ($)	33,057,951

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	Asset
Infrastructure	38%
Real Estate	27%
Natural Resource Equities	14%
Commodity Futures	13%
Treasury Inflation Protected Securities	8%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	0%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Real Estate	33%
Energy	14%
Utilities	13%
Materials	8%
Industrials	8%
Communication Services	2%
Consumer Staples	1%

C000099689
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Assets Fund
Class Name	Class C
Trading Symbol	AAAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.97%

Gross expense ratio as of the latest prospectus: 2.01%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 7.42% (unadjusted for sales charges) for the period ended March 31, 2025. The Fund's broad-based Index, the MSCI World Index, returned 7.04% for the same period, while the Fund's additional, more narrowly based index, the Blended Index, returned 8.55%.

The Fund slightly underperformed the Blended Index in the 12-month period ended on March 31, 2025. In terms of asset categories, infrastructure stocks and commodities outperformed the Blended Index, while Treasury Inflation Protected Securities and global real estate stocks — although positive in absolute terms — underperformed. Natural resource equities were the only segment of the Blended index to finish in negative territory.

Stock selection contributed to the Fund’s relative performance in the annual period. The best results came from the Americas utilities subsector in the infrastructure category, followed by Americas healthcare in global real estate. On the other hand, the Fund’s holdings in the developed-market oil & gas producers, metals & mining, and paper & forestry categories within global natural resources lagged. At the individual stock level, overweight positions in the electric utility NiSource, Inc. (1.5%), American Healthcare REIT, Inc. (0.4%), and the pipeline operator Targa Resources Corp. (0.5%) were the largest contributors. Overweights in the infrastructure stocks Venture Global, Inc. (0.2%) and ONEOK, Inc. (1.6%) detracted, as did Smurfit WestRock Co. (0.8%) in natural resource equities.

Sub-sector allocation detracted from relative performance. An underweight in Canada oil/gas storage & transportation and an overweight in Americas rail detracted in the infrastructure category. Underweights in Americas healthcare and an overweight in Americas data centers within global real estate hurt results, as well. On the plus side, overweights in two segments of the infrastructure category — Americas oil/gas storage & transportation and Americas waste — contributed positively.

Percentages in parentheses are based on the Fund’s net assets as of March 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI World Index	Bloomberg U.S. Treasury Inflation Notes Index	Blended Index
'15	$10,000	$10,000	$10,000	$10,000
'15	$10,086	$10,235	$10,074	$10,251
'15	$9,946	$10,270	$9,991	$10,075
'15	$9,698	$10,031	$9,894	$9,773
'15	$9,590	$10,211	$9,914	$9,609
'15	$9,278	$9,535	$9,838	$9,167
'15	$9,084	$9,184	$9,780	$8,911
'15	$9,300	$9,911	$9,805	$9,358
'15	$9,127	$9,862	$9,795	$9,013
'15	$8,959	$9,689	$9,718	$8,803
'16	$8,916	$9,109	$9,862	$8,575
'16	$8,916	$9,041	$9,972	$8,686
'16	$9,263	$9,655	$10,151	$9,327
'16	$9,361	$9,808	$10,186	$9,661
'16	$9,372	$9,863	$10,114	$9,568
'16	$9,776	$9,752	$10,324	$9,928
'16	$9,842	$10,164	$10,414	$10,109
'16	$9,655	$10,173	$10,367	$9,934
'16	$9,666	$10,227	$10,424	$10,074
'16	$9,337	$10,029	$10,382	$9,793
'16	$9,118	$10,173	$10,183	$9,639
'16	$9,249	$10,416	$10,173	$9,858
'17	$9,392	$10,668	$10,259	$9,987
'17	$9,567	$10,964	$10,307	$10,161
'17	$9,677	$11,081	$10,301	$10,160
'17	$9,754	$11,245	$10,362	$10,213
'17	$9,930	$11,482	$10,358	$10,296
'17	$9,863	$11,527	$10,260	$10,288
'17	$10,073	$11,802	$10,305	$10,575
'17	$10,184	$11,819	$10,415	$10,664
'17	$10,150	$12,084	$10,348	$10,649
'17	$10,228	$12,313	$10,370	$10,700
'17	$10,316	$12,580	$10,384	$10,851
'17	$10,516	$12,750	$10,479	$11,005
'18	$10,648	$13,423	$10,389	$11,114
'18	$10,095	$12,867	$10,288	$10,556
'18	$10,239	$12,586	$10,396	$10,641
'18	$10,427	$12,731	$10,390	$10,870
'18	$10,615	$12,811	$10,435	$10,974
'18	$10,645	$12,805	$10,476	$11,038
'18	$10,701	$13,205	$10,426	$11,104
'18	$10,690	$13,368	$10,501	$11,014
'18	$10,623	$13,442	$10,390	$10,982
'18	$10,199	$12,455	$10,242	$10,574
'18	$10,389	$12,597	$10,290	$10,678
'18	$9,883	$11,639	$10,347	$10,158
'19	$10,708	$12,545	$10,486	$11,018
'19	$10,831	$12,922	$10,485	$11,138
'19	$11,121	$13,091	$10,677	$11,394
'19	$11,121	$13,556	$10,713	$11,370
'19	$10,999	$12,774	$10,890	$11,181
'19	$11,349	$13,615	$10,983	$11,578
'19	$11,292	$13,683	$11,022	$11,525
'19	$11,371	$13,403	$11,284	$11,527
'19	$11,507	$13,688	$11,131	$11,702
'19	$11,619	$14,036	$11,159	$11,867
'19	$11,540	$14,427	$11,176	$11,752
'19	$11,913	$14,859	$11,219	$12,155
'20	$11,879	$14,769	$11,454	$11,991
'20	$11,179	$13,521	$11,613	$11,144
'20	$9,781	$11,731	$11,409	$9,321
'20	$10,367	$13,013	$11,726	$9,948
'20	$10,649	$13,642	$11,761	$10,207
'20	$10,698	$14,002	$11,892	$10,321
'20	$11,071	$14,672	$12,166	$10,634
'20	$11,366	$15,653	$12,299	$10,883
'20	$11,139	$15,113	$12,253	$10,535
'20	$10,935	$14,649	$12,174	$10,343
'20	$11,910	$16,522	$12,311	$11,377
'20	$12,263	$17,223	$12,452	$11,709
'21	$12,059	$17,051	$12,493	$11,698
'21	$12,604	$17,488	$12,292	$12,051
'21	$12,967	$18,070	$12,269	$12,417
'21	$13,603	$18,911	$12,440	$13,078
'21	$14,114	$19,184	$12,591	$13,383
'21	$14,047	$19,469	$12,667	$13,435
'21	$14,265	$19,818	$13,005	$13,700
'21	$14,346	$20,311	$12,982	$13,761
'21	$14,025	$19,468	$12,889	$13,464
'21	$14,690	$20,571	$13,035	$14,038
'21	$14,139	$20,120	$13,152	$13,534
'21	$15,017	$20,980	$13,194	$14,321
'22	$14,601	$19,870	$12,927	$14,189
'22	$14,763	$19,367	$13,037	$14,310
'22	$15,628	$19,899	$12,795	$15,109
'22	$15,155	$18,246	$12,533	$14,696
'22	$15,190	$18,260	$12,409	$14,769
'22	$13,891	$16,678	$12,016	$13,421
'22	$14,672	$18,002	$12,539	$14,181
'22	$14,151	$17,249	$12,206	$13,724
'22	$12,612	$15,646	$11,398	$12,263
'22	$12,955	$16,770	$11,540	$12,775
'22	$13,843	$17,936	$11,750	$13,614
'22	$13,439	$17,174	$11,631	$13,243
'23	$14,071	$18,389	$11,844	$13,977
'23	$13,356	$17,947	$11,681	$13,352
'23	$13,368	$18,502	$12,019	$13,325
'23	$13,558	$18,826	$12,032	$13,481
'23	$12,771	$18,638	$11,888	$12,716
'23	$13,154	$19,765	$11,848	$13,149
'23	$13,537	$20,429	$11,863	$13,622
'23	$13,094	$19,941	$11,757	$13,193
'23	$12,628	$19,081	$11,540	$12,722
'23	$12,377	$18,527	$11,457	$12,414
'23	$13,178	$20,264	$11,767	$13,267
'23	$13,644	$21,259	$12,084	$13,804
'24	$13,270	$21,514	$12,105	$13,411
'24	$13,379	$22,426	$11,975	$13,325
'24	$13,898	$23,147	$12,074	$13,823
'24	$13,451	$22,287	$11,870	$13,484
'24	$13,922	$23,282	$12,074	$13,922
'24	$13,755	$23,756	$12,169	$13,742
'24	$14,289	$24,175	$12,386	$14,238
'24	$14,798	$24,814	$12,483	$14,708
'24	$15,149	$25,268	$12,670	$15,130
'24	$14,822	$24,767	$12,443	$14,650
'24	$15,173	$25,903	$12,503	$14,966
'24	$14,255	$25,228	$12,306	$14,222
'25	$14,439	$26,119	$12,465	$14,519
'25	$14,745	$25,931	$12,737	$14,796
'25	$14,929	$24,776	$12,818	$15,005

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	7.42%	8.83%	4.09%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	6.42%	8.83%	4.09%
MSCI World Index	7.04%	16.13%	9.50%
Bloomberg U.S. Treasury Inflation Notes Index	6.17%	2.36%	2.51%
Blended Index	8.55%	9.99%	4.14%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,249,477,496
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 33,057,951
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,249,477,496
Number of Portfolio Holdings	147
Portfolio Turnover Rate (%)	73
Total Net Advisory Fees Paid ($)	33,057,951

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	Asset
Infrastructure	38%
Real Estate	27%
Natural Resource Equities	14%
Commodity Futures	13%
Treasury Inflation Protected Securities	8%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	0%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Real Estate	33%
Energy	14%
Utilities	13%
Materials	8%
Industrials	8%
Communication Services	2%
Consumer Staples	1%

C000101767
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Assets Fund
Class Name	Class R
Trading Symbol	AAAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$153	1.47%

Gross expense ratio as of the latest prospectus: 1.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R shares of the Fund returned 7.95% for the period ended March 31, 2025. The Fund's broad-based Index, the MSCI World Index, returned 7.04% for the same period, while the Fund's additional, more narrowly based index, the Blended Index, returned 8.55%.

The Fund slightly underperformed the Blended Index in the 12-month period ended on March 31, 2025. In terms of asset categories, infrastructure stocks and commodities outperformed the Blended Index, while Treasury Inflation Protected Securities and global real estate stocks — although positive in absolute terms — underperformed. Natural resource equities were the only segment of the Blended index to finish in negative territory.

Stock selection contributed to the Fund’s relative performance in the annual period. The best results came from the Americas utilities subsector in the infrastructure category, followed by Americas healthcare in global real estate. On the other hand, the Fund’s holdings in the developed-market oil & gas producers, metals & mining, and paper & forestry categories within global natural resources lagged. At the individual stock level, overweight positions in the electric utility NiSource, Inc. (1.5%), American Healthcare REIT, Inc. (0.4%), and the pipeline operator Targa Resources Corp. (0.5%) were the largest contributors. Overweights in the infrastructure stocks Venture Global, Inc. (0.2%) and ONEOK, Inc. (1.6%) detracted, as did Smurfit WestRock Co. (0.8%) in natural resource equities.

Sub-sector allocation detracted from relative performance. An underweight in Canada oil/gas storage & transportation and an overweight in Americas rail detracted in the infrastructure category. Underweights in Americas healthcare and an overweight in Americas data centers within global real estate hurt results, as well. On the plus side, overweights in two segments of the infrastructure category — Americas oil/gas storage & transportation and Americas waste — contributed positively.

Percentages in parentheses are based on the Fund’s net assets as of March 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R	MSCI World Index	Bloomberg U.S. Treasury Inflation Notes Index	Blended Index
'15	$10,000	$10,000	$10,000	$10,000
'15	$10,096	$10,235	$10,074	$10,251
'15	$9,947	$10,270	$9,991	$10,075
'15	$9,714	$10,031	$9,894	$9,773
'15	$9,607	$10,211	$9,914	$9,609
'15	$9,298	$9,535	$9,838	$9,167
'15	$9,116	$9,184	$9,780	$8,911
'15	$9,330	$9,911	$9,805	$9,358
'15	$9,170	$9,862	$9,795	$9,013
'15	$8,999	$9,689	$9,718	$8,803
'16	$8,955	$9,109	$9,862	$8,575
'16	$8,966	$9,041	$9,972	$8,686
'16	$9,323	$9,655	$10,151	$9,327
'16	$9,410	$9,808	$10,186	$9,661
'16	$9,431	$9,863	$10,114	$9,568
'16	$9,837	$9,752	$10,324	$9,928
'16	$9,914	$10,164	$10,414	$10,109
'16	$9,739	$10,173	$10,367	$9,934
'16	$9,739	$10,227	$10,424	$10,074
'16	$9,421	$10,029	$10,382	$9,793
'16	$9,203	$10,173	$10,183	$9,639
'16	$9,335	$10,416	$10,173	$9,858
'17	$9,489	$10,668	$10,259	$9,987
'17	$9,664	$10,964	$10,307	$10,161
'17	$9,784	$11,081	$10,301	$10,160
'17	$9,850	$11,245	$10,362	$10,213
'17	$10,047	$11,482	$10,358	$10,296
'17	$9,982	$11,527	$10,260	$10,288
'17	$10,203	$11,802	$10,305	$10,575
'17	$10,303	$11,819	$10,415	$10,664
'17	$10,292	$12,084	$10,348	$10,649
'17	$10,369	$12,313	$10,370	$10,700
'17	$10,469	$12,580	$10,384	$10,851
'17	$10,669	$12,750	$10,479	$11,005
'18	$10,802	$13,423	$10,389	$11,114
'18	$10,248	$12,867	$10,288	$10,556
'18	$10,403	$12,586	$10,396	$10,641
'18	$10,603	$12,731	$10,390	$10,870
'18	$10,791	$12,811	$10,435	$10,974
'18	$10,825	$12,805	$10,476	$11,038
'18	$10,892	$13,205	$10,426	$11,104
'18	$10,881	$13,368	$10,501	$11,014
'18	$10,825	$13,442	$10,390	$10,982
'18	$10,389	$12,455	$10,242	$10,574
'18	$10,590	$12,597	$10,290	$10,678
'18	$10,076	$11,639	$10,347	$10,158
'19	$10,918	$12,545	$10,486	$11,018
'19	$11,053	$12,922	$10,485	$11,138
'19	$11,356	$13,091	$10,677	$11,394
'19	$11,356	$13,556	$10,713	$11,370
'19	$11,233	$12,774	$10,890	$11,181
'19	$11,602	$13,615	$10,983	$11,578
'19	$11,545	$13,683	$11,022	$11,525
'19	$11,636	$13,403	$11,284	$11,527
'19	$11,772	$13,688	$11,131	$11,702
'19	$11,897	$14,036	$11,159	$11,867
'19	$11,818	$14,427	$11,176	$11,752
'19	$12,214	$14,859	$11,219	$12,155
'20	$12,179	$14,769	$11,454	$11,991
'20	$11,460	$13,521	$11,613	$11,144
'20	$10,034	$11,731	$11,409	$9,321
'20	$10,639	$13,013	$11,726	$9,948
'20	$10,935	$13,642	$11,761	$10,207
'20	$10,987	$14,002	$11,892	$10,321
'20	$11,377	$14,672	$12,166	$10,634
'20	$11,676	$15,653	$12,299	$10,883
'20	$11,458	$15,113	$12,253	$10,535
'20	$11,251	$14,649	$12,174	$10,343
'20	$12,261	$16,522	$12,311	$11,377
'20	$12,621	$17,223	$12,452	$11,709
'21	$12,424	$17,051	$12,493	$11,698
'21	$12,990	$17,488	$12,292	$12,051
'21	$13,360	$18,070	$12,269	$12,417
'21	$14,018	$18,911	$12,440	$13,078
'21	$14,560	$19,184	$12,591	$13,383
'21	$14,490	$19,469	$12,667	$13,435
'21	$14,735	$19,818	$13,005	$13,700
'21	$14,817	$20,311	$12,982	$13,761
'21	$14,501	$19,468	$12,889	$13,464
'21	$15,179	$20,571	$13,035	$14,038
'21	$14,618	$20,120	$13,152	$13,534
'21	$15,537	$20,980	$13,194	$14,321
'22	$15,112	$19,870	$12,927	$14,189
'22	$15,289	$19,367	$13,037	$14,310
'22	$16,186	$19,899	$12,795	$15,109
'22	$15,702	$18,246	$12,533	$14,696
'22	$15,749	$18,260	$12,409	$14,769
'22	$14,409	$16,678	$12,016	$13,421
'22	$15,221	$18,002	$12,539	$14,181
'22	$14,688	$17,249	$12,206	$13,724
'22	$13,100	$15,646	$11,398	$12,263
'22	$13,464	$16,770	$11,540	$12,775
'22	$14,397	$17,936	$11,750	$13,614
'22	$13,977	$17,174	$11,631	$13,243
'23	$14,626	$18,389	$11,844	$13,977
'23	$13,891	$17,947	$11,681	$13,352
'23	$13,916	$18,502	$12,019	$13,325
'23	$14,112	$18,826	$12,032	$13,481
'23	$13,303	$18,638	$11,888	$12,716
'23	$13,714	$19,765	$11,848	$13,149
'23	$14,120	$20,429	$11,863	$13,622
'23	$13,653	$19,941	$11,757	$13,193
'23	$13,173	$19,081	$11,540	$12,722
'23	$12,927	$18,527	$11,457	$12,414
'23	$13,764	$20,264	$11,767	$13,267
'23	$14,250	$21,259	$12,084	$13,804
'24	$13,863	$21,514	$12,105	$13,411
'24	$13,988	$22,426	$11,975	$13,325
'24	$14,537	$23,147	$12,074	$13,823
'24	$14,075	$22,287	$11,870	$13,484
'24	$14,574	$23,282	$12,074	$13,922
'24	$14,408	$23,756	$12,169	$13,742
'24	$14,972	$24,175	$12,386	$14,238
'24	$15,510	$24,814	$12,483	$14,708
'24	$15,899	$25,268	$12,670	$15,130
'24	$15,548	$24,767	$12,443	$14,650
'24	$15,924	$25,903	$12,503	$14,966
'24	$14,966	$25,228	$12,306	$14,222
'25	$15,170	$26,119	$12,465	$14,519
'25	$15,501	$25,931	$12,737	$14,796
'25	$15,692	$24,776	$12,818	$15,005

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R No Sales Charge	7.95%	9.36%	4.61%
MSCI World Index	7.04%	16.13%	9.50%
Bloomberg U.S. Treasury Inflation Notes Index	6.17%	2.36%	2.51%
Blended Index	8.55%	9.99%	4.14%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,249,477,496
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 33,057,951
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,249,477,496
Number of Portfolio Holdings	147
Portfolio Turnover Rate (%)	73
Total Net Advisory Fees Paid ($)	33,057,951

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	Asset
Infrastructure	38%
Real Estate	27%
Natural Resource Equities	14%
Commodity Futures	13%
Treasury Inflation Protected Securities	8%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	0%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Real Estate	33%
Energy	14%
Utilities	13%
Materials	8%
Industrials	8%
Communication Services	2%
Consumer Staples	1%

C000151995
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Assets Fund
Class Name	Class R6
Trading Symbol	AAAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$95	0.91%

Gross expense ratio as of the latest prospectus: 0.91%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 8.55% for the period ended March 31, 2025. The Fund's broad-based Index, the MSCI World Index, returned 7.04% for the same period, while the Fund's additional, more narrowly based index, the Blended Index, returned 8.55%.

The Fund slightly underperformed the Blended Index in the 12-month period ended on March 31, 2025. In terms of asset categories, infrastructure stocks and commodities outperformed the Blended Index, while Treasury Inflation Protected Securities and global real estate stocks — although positive in absolute terms — underperformed. Natural resource equities were the only segment of the Blended index to finish in negative territory.

Stock selection contributed to the Fund’s relative performance in the annual period. The best results came from the Americas utilities subsector in the infrastructure category, followed by Americas healthcare in global real estate. On the other hand, the Fund’s holdings in the developed-market oil & gas producers, metals & mining, and paper & forestry categories within global natural resources lagged. At the individual stock level, overweight positions in the electric utility NiSource, Inc. (1.5%), American Healthcare REIT, Inc. (0.4%), and the pipeline operator Targa Resources Corp. (0.5%) were the largest contributors. Overweights in the infrastructure stocks Venture Global, Inc. (0.2%) and ONEOK, Inc. (1.6%) detracted, as did Smurfit WestRock Co. (0.8%) in natural resource equities.

Sub-sector allocation detracted from relative performance. An underweight in Canada oil/gas storage & transportation and an overweight in Americas rail detracted in the infrastructure category. Underweights in Americas healthcare and an overweight in Americas data centers within global real estate hurt results, as well. On the plus side, overweights in two segments of the infrastructure category — Americas oil/gas storage & transportation and Americas waste — contributed positively.

Percentages in parentheses are based on the Fund’s net assets as of March 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	MSCI World Index	Bloomberg U.S. Treasury Inflation Notes Index	Blended Index
'15	$10,000	$10,000	$10,000	$10,000
'15	$10,108	$10,235	$10,074	$10,251
'15	$9,968	$10,270	$9,991	$10,075
'15	$9,734	$10,031	$9,894	$9,773
'15	$9,625	$10,211	$9,914	$9,609
'15	$9,322	$9,535	$9,838	$9,167
'15	$9,137	$9,184	$9,780	$8,911
'15	$9,365	$9,911	$9,805	$9,358
'15	$9,202	$9,862	$9,795	$9,013
'15	$9,033	$9,689	$9,718	$8,803
'16	$9,011	$9,109	$9,862	$8,575
'16	$9,011	$9,041	$9,972	$8,686
'16	$9,375	$9,655	$10,151	$9,327
'16	$9,474	$9,808	$10,186	$9,661
'16	$9,496	$9,863	$10,114	$9,568
'16	$9,911	$9,752	$10,324	$9,928
'16	$9,990	$10,164	$10,414	$10,109
'16	$9,822	$10,173	$10,367	$9,934
'16	$9,833	$10,227	$10,424	$10,074
'16	$9,509	$10,029	$10,382	$9,793
'16	$9,297	$10,173	$10,183	$9,639
'16	$9,427	$10,416	$10,173	$9,858
'17	$9,596	$10,668	$10,259	$9,987
'17	$9,775	$10,964	$10,307	$10,161
'17	$9,899	$11,081	$10,301	$10,160
'17	$9,977	$11,245	$10,362	$10,213
'17	$10,168	$11,482	$10,358	$10,296
'17	$10,115	$11,527	$10,260	$10,288
'17	$10,342	$11,802	$10,305	$10,575
'17	$10,455	$11,819	$10,415	$10,664
'17	$10,444	$12,084	$10,348	$10,649
'17	$10,524	$12,313	$10,370	$10,700
'17	$10,626	$12,580	$10,384	$10,851
'17	$10,840	$12,750	$10,479	$11,005
'18	$10,977	$13,423	$10,389	$11,114
'18	$10,417	$12,867	$10,288	$10,556
'18	$10,577	$12,586	$10,396	$10,641
'18	$10,783	$12,731	$10,390	$10,870
'18	$10,989	$12,811	$10,435	$10,974
'18	$11,024	$12,805	$10,476	$11,038
'18	$11,094	$13,205	$10,426	$11,104
'18	$11,094	$13,368	$10,501	$11,014
'18	$11,036	$13,442	$10,390	$10,982
'18	$10,597	$12,455	$10,242	$10,574
'18	$10,805	$12,597	$10,290	$10,678
'18	$10,291	$11,639	$10,347	$10,158
'19	$11,153	$12,545	$10,486	$11,018
'19	$11,293	$12,922	$10,485	$11,138
'19	$11,607	$13,091	$10,677	$11,394
'19	$11,619	$13,556	$10,713	$11,370
'19	$11,491	$12,774	$10,890	$11,181
'19	$11,875	$13,615	$10,983	$11,578
'19	$11,827	$13,683	$11,022	$11,525
'19	$11,922	$13,403	$11,284	$11,527
'19	$12,064	$13,688	$11,131	$11,702
'19	$12,205	$14,036	$11,159	$11,867
'19	$12,123	$14,427	$11,176	$11,752
'19	$12,535	$14,859	$11,219	$12,155
'20	$12,499	$14,769	$11,454	$11,991
'20	$11,773	$13,521	$11,613	$11,144
'20	$10,311	$11,731	$11,409	$9,321
'20	$10,941	$13,013	$11,726	$9,948
'20	$11,238	$13,642	$11,761	$10,207
'20	$11,306	$14,002	$11,892	$10,321
'20	$11,713	$14,672	$12,166	$10,634
'20	$12,025	$15,653	$12,299	$10,883
'20	$11,797	$15,113	$12,253	$10,535
'20	$11,594	$14,649	$12,174	$10,343
'20	$12,648	$16,522	$12,311	$11,377
'20	$13,024	$17,223	$12,452	$11,709
'21	$12,831	$17,051	$12,493	$11,698
'21	$13,423	$17,488	$12,292	$12,051
'21	$13,810	$18,070	$12,269	$12,417
'21	$14,499	$18,911	$12,440	$13,078
'21	$15,068	$19,184	$12,591	$13,383
'21	$15,000	$19,469	$12,667	$13,435
'21	$15,257	$19,818	$13,005	$13,700
'21	$15,355	$20,311	$12,982	$13,761
'21	$15,036	$19,468	$12,889	$13,464
'21	$15,747	$20,571	$13,035	$14,038
'21	$15,171	$20,120	$13,152	$13,534
'21	$16,142	$20,980	$13,194	$14,321
'22	$15,707	$19,870	$12,927	$14,189
'22	$15,893	$19,367	$13,037	$14,310
'22	$16,837	$19,899	$12,795	$15,109
'22	$16,340	$18,246	$12,533	$14,696
'22	$16,390	$18,260	$12,409	$14,769
'22	$14,994	$16,678	$12,016	$13,421
'22	$15,864	$18,002	$12,539	$14,181
'22	$15,314	$17,249	$12,206	$13,724
'22	$13,665	$15,646	$11,398	$12,263
'22	$14,049	$16,770	$11,540	$12,775
'22	$15,020	$17,936	$11,750	$13,614
'22	$14,588	$17,174	$11,631	$13,243
'23	$15,289	$18,389	$11,844	$13,977
'23	$14,523	$17,947	$11,681	$13,352
'23	$14,549	$18,502	$12,019	$13,325
'23	$14,769	$18,826	$12,032	$13,481
'23	$13,926	$18,638	$11,888	$12,716
'23	$14,355	$19,765	$11,848	$13,149
'23	$14,799	$20,429	$11,863	$13,622
'23	$14,316	$19,941	$11,757	$13,193
'23	$13,820	$19,081	$11,540	$12,722
'23	$13,559	$18,527	$11,457	$12,414
'23	$14,446	$20,264	$11,767	$13,267
'23	$14,972	$21,259	$12,084	$13,804
'24	$14,573	$21,514	$12,105	$13,411
'24	$14,706	$22,426	$11,975	$13,325
'24	$15,291	$23,147	$12,074	$13,823
'24	$14,812	$22,287	$11,870	$13,484
'24	$15,344	$23,282	$12,074	$13,922
'24	$15,187	$23,756	$12,169	$13,742
'24	$15,775	$24,175	$12,386	$14,238
'24	$16,364	$24,814	$12,483	$14,708
'24	$16,765	$25,268	$12,670	$15,130
'24	$16,404	$24,767	$12,443	$14,650
'24	$16,818	$25,903	$12,503	$14,966
'24	$15,804	$25,228	$12,306	$14,222
'25	$16,023	$26,119	$12,465	$14,519
'25	$16,378	$25,931	$12,737	$14,796
'25	$16,597	$24,776	$12,818	$15,005

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	8.55%	9.99%	5.20%
MSCI World Index	7.04%	16.13%	9.50%
Bloomberg U.S. Treasury Inflation Notes Index	6.17%	2.36%	2.51%
Blended Index	8.55%	9.99%	4.14%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,249,477,496
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 33,057,951
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,249,477,496
Number of Portfolio Holdings	147
Portfolio Turnover Rate (%)	73
Total Net Advisory Fees Paid ($)	33,057,951

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	Asset
Infrastructure	38%
Real Estate	27%
Natural Resource Equities	14%
Commodity Futures	13%
Treasury Inflation Protected Securities	8%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	0%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Real Estate	33%
Energy	14%
Utilities	13%
Materials	8%
Industrials	8%
Communication Services	2%
Consumer Staples	1%

C000099690
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Assets Fund
Class Name	Class S
Trading Symbol	AAASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$110	1.06%

Gross expense ratio as of the latest prospectus: 1.12%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 8.42% for the period ended March 31, 2025. The Fund's broad-based Index, the MSCI World Index, returned 7.04% for the same period, while the Fund's additional, more narrowly based index, the Blended Index, returned 8.55%.

The Fund slightly underperformed the Blended Index in the 12-month period ended on March 31, 2025. In terms of asset categories, infrastructure stocks and commodities outperformed the Blended Index, while Treasury Inflation Protected Securities and global real estate stocks — although positive in absolute terms — underperformed. Natural resource equities were the only segment of the Blended index to finish in negative territory.

Stock selection contributed to the Fund’s relative performance in the annual period. The best results came from the Americas utilities subsector in the infrastructure category, followed by Americas healthcare in global real estate. On the other hand, the Fund’s holdings in the developed-market oil & gas producers, metals & mining, and paper & forestry categories within global natural resources lagged. At the individual stock level, overweight positions in the electric utility NiSource, Inc. (1.5%), American Healthcare REIT, Inc. (0.4%), and the pipeline operator Targa Resources Corp. (0.5%) were the largest contributors. Overweights in the infrastructure stocks Venture Global, Inc. (0.2%) and ONEOK, Inc. (1.6%) detracted, as did Smurfit WestRock Co. (0.8%) in natural resource equities.

Sub-sector allocation detracted from relative performance. An underweight in Canada oil/gas storage & transportation and an overweight in Americas rail detracted in the infrastructure category. Underweights in Americas healthcare and an overweight in Americas data centers within global real estate hurt results, as well. On the plus side, overweights in two segments of the infrastructure category — Americas oil/gas storage & transportation and Americas waste — contributed positively.

Percentages in parentheses are based on the Fund’s net assets as of March 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI World Index	Bloomberg U.S. Treasury Inflation Notes Index	Blended Index
'15	$10,000	$10,000	$10,000	$10,000
'15	$10,097	$10,235	$10,074	$10,251
'15	$9,957	$10,270	$9,991	$10,075
'15	$9,718	$10,031	$9,894	$9,773
'15	$9,621	$10,211	$9,914	$9,609
'15	$9,307	$9,535	$9,838	$9,167
'15	$9,123	$9,184	$9,780	$8,911
'15	$9,350	$9,911	$9,805	$9,358
'15	$9,188	$9,862	$9,795	$9,013
'15	$9,015	$9,689	$9,718	$8,803
'16	$8,982	$9,109	$9,862	$8,575
'16	$8,993	$9,041	$9,972	$8,686
'16	$9,356	$9,655	$10,151	$9,327
'16	$9,444	$9,808	$10,186	$9,661
'16	$9,466	$9,863	$10,114	$9,568
'16	$9,875	$9,752	$10,324	$9,928
'16	$9,953	$10,164	$10,414	$10,109
'16	$9,786	$10,173	$10,367	$9,934
'16	$9,797	$10,227	$10,424	$10,074
'16	$9,474	$10,029	$10,382	$9,793
'16	$9,262	$10,173	$10,183	$9,639
'16	$9,393	$10,416	$10,173	$9,858
'17	$9,550	$10,668	$10,259	$9,987
'17	$9,729	$10,964	$10,307	$10,161
'17	$9,852	$11,081	$10,301	$10,160
'17	$9,930	$11,245	$10,362	$10,213
'17	$10,132	$11,482	$10,358	$10,296
'17	$10,063	$11,527	$10,260	$10,288
'17	$10,289	$11,802	$10,305	$10,575
'17	$10,402	$11,819	$10,415	$10,664
'17	$10,380	$12,084	$10,348	$10,649
'17	$10,470	$12,313	$10,370	$10,700
'17	$10,572	$12,580	$10,384	$10,851
'17	$10,787	$12,750	$10,479	$11,005
'18	$10,923	$13,423	$10,389	$11,114
'18	$10,354	$12,867	$10,288	$10,556
'18	$10,514	$12,586	$10,396	$10,641
'18	$10,730	$12,731	$10,390	$10,870
'18	$10,923	$12,811	$10,435	$10,974
'18	$10,956	$12,805	$10,476	$11,038
'18	$11,024	$13,205	$10,426	$11,104
'18	$11,024	$13,368	$10,501	$11,014
'18	$10,967	$13,442	$10,390	$10,982
'18	$10,531	$12,455	$10,242	$10,574
'18	$10,737	$12,597	$10,290	$10,678
'18	$10,229	$11,639	$10,347	$10,158
'19	$11,085	$12,545	$10,486	$11,018
'19	$11,224	$12,922	$10,485	$11,138
'19	$11,536	$13,091	$10,677	$11,394
'19	$11,536	$13,556	$10,713	$11,370
'19	$11,409	$12,774	$10,890	$11,181
'19	$11,799	$13,615	$10,983	$11,578
'19	$11,740	$13,683	$11,022	$11,525
'19	$11,834	$13,403	$11,284	$11,527
'19	$11,975	$13,688	$11,131	$11,702
'19	$12,115	$14,036	$11,159	$11,867
'19	$12,033	$14,427	$11,176	$11,752
'19	$12,431	$14,859	$11,219	$12,155
'20	$12,408	$14,769	$11,454	$11,991
'20	$11,676	$13,521	$11,613	$11,144
'20	$10,224	$11,731	$11,409	$9,321
'20	$10,849	$13,013	$11,726	$9,948
'20	$11,144	$13,642	$11,761	$10,207
'20	$11,220	$14,002	$11,892	$10,321
'20	$11,612	$14,672	$12,166	$10,634
'20	$11,933	$15,653	$12,299	$10,883
'20	$11,696	$15,113	$12,253	$10,535
'20	$11,493	$14,649	$12,174	$10,343
'20	$12,539	$16,522	$12,311	$11,377
'20	$12,913	$17,223	$12,452	$11,709
'21	$12,709	$17,051	$12,493	$11,698
'21	$13,297	$17,488	$12,292	$12,051
'21	$13,680	$18,070	$12,269	$12,417
'21	$14,364	$18,911	$12,440	$13,078
'21	$14,915	$19,184	$12,591	$13,383
'21	$14,854	$19,469	$12,667	$13,435
'21	$15,109	$19,818	$13,005	$13,700
'21	$15,194	$20,311	$12,982	$13,761
'21	$14,879	$19,468	$12,889	$13,464
'21	$15,583	$20,571	$13,035	$14,038
'21	$15,012	$20,120	$13,152	$13,534
'21	$15,965	$20,980	$13,194	$14,321
'22	$15,535	$19,870	$12,927	$14,189
'22	$15,719	$19,367	$13,037	$14,310
'22	$16,642	$19,899	$12,795	$15,109
'22	$16,150	$18,246	$12,533	$14,696
'22	$16,199	$18,260	$12,409	$14,769
'22	$14,823	$16,678	$12,016	$13,421
'22	$15,671	$18,002	$12,539	$14,181
'22	$15,127	$17,249	$12,206	$13,724
'22	$13,495	$15,646	$11,398	$12,263
'22	$13,875	$16,770	$11,540	$12,775
'22	$14,836	$17,936	$11,750	$13,614
'22	$14,415	$17,174	$11,631	$13,243
'23	$15,094	$18,389	$11,844	$13,977
'23	$14,338	$17,947	$11,681	$13,352
'23	$14,363	$18,502	$12,019	$13,325
'23	$14,581	$18,826	$12,032	$13,481
'23	$13,748	$18,638	$11,888	$12,716
'23	$14,165	$19,765	$11,848	$13,149
'23	$14,591	$20,429	$11,863	$13,622
'23	$14,127	$19,941	$11,757	$13,193
'23	$13,624	$19,081	$11,540	$12,722
'23	$13,379	$18,527	$11,457	$12,414
'23	$14,243	$20,264	$11,767	$13,267
'23	$14,755	$21,259	$12,084	$13,804
'24	$14,362	$21,514	$12,105	$13,411
'24	$14,506	$22,426	$11,975	$13,325
'24	$15,070	$23,147	$12,074	$13,823
'24	$14,598	$22,287	$11,870	$13,484
'24	$15,122	$23,282	$12,074	$13,922
'24	$14,962	$23,756	$12,169	$13,742
'24	$15,542	$24,175	$12,386	$14,238
'24	$16,109	$24,814	$12,483	$14,708
'24	$16,504	$25,268	$12,670	$15,130
'24	$16,161	$24,767	$12,443	$14,650
'24	$16,557	$25,903	$12,503	$14,966
'24	$15,558	$25,228	$12,306	$14,222
'25	$15,774	$26,119	$12,465	$14,519
'25	$16,124	$25,931	$12,737	$14,796
'25	$16,340	$24,776	$12,818	$15,005

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	8.42%	9.83%	5.03%
MSCI World Index	7.04%	16.13%	9.50%
Bloomberg U.S. Treasury Inflation Notes Index	6.17%	2.36%	2.51%
Blended Index	8.55%	9.99%	4.14%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,249,477,496
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 33,057,951
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,249,477,496
Number of Portfolio Holdings	147
Portfolio Turnover Rate (%)	73
Total Net Advisory Fees Paid ($)	33,057,951

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	Asset
Infrastructure	38%
Real Estate	27%
Natural Resource Equities	14%
Commodity Futures	13%
Treasury Inflation Protected Securities	8%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	0%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Real Estate	33%
Energy	14%
Utilities	13%
Materials	8%
Industrials	8%
Communication Services	2%
Consumer Staples	1%

C000099691
Shareholder Report [Line Items]
Fund Name	DWS RREEF Real Assets Fund
Class Name	Institutional Class
Trading Symbol	AAAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Real Assets Fund (the "Fund") for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$95	0.91%

Gross expense ratio as of the latest prospectus: 1.00%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 8.54% for the period ended March 31, 2025. The Fund's broad-based Index, the MSCI World Index, returned 7.04% for the same period, while the Fund's additional, more narrowly based index, the Blended Index, returned 8.55%.

The Fund slightly underperformed the Blended Index in the 12-month period ended on March 31, 2025. In terms of asset categories, infrastructure stocks and commodities outperformed the Blended Index, while Treasury Inflation Protected Securities and global real estate stocks — although positive in absolute terms — underperformed. Natural resource equities were the only segment of the Blended index to finish in negative territory.

Stock selection contributed to the Fund’s relative performance in the annual period. The best results came from the Americas utilities subsector in the infrastructure category, followed by Americas healthcare in global real estate. On the other hand, the Fund’s holdings in the developed-market oil & gas producers, metals & mining, and paper & forestry categories within global natural resources lagged. At the individual stock level, overweight positions in the electric utility NiSource, Inc. (1.5%), American Healthcare REIT, Inc. (0.4%), and the pipeline operator Targa Resources Corp. (0.5%) were the largest contributors. Overweights in the infrastructure stocks Venture Global, Inc. (0.2%) and ONEOK, Inc. (1.6%) detracted, as did Smurfit WestRock Co. (0.8%) in natural resource equities.

Sub-sector allocation detracted from relative performance. An underweight in Canada oil/gas storage & transportation and an overweight in Americas rail detracted in the infrastructure category. Underweights in Americas healthcare and an overweight in Americas data centers within global real estate hurt results, as well. On the plus side, overweights in two segments of the infrastructure category — Americas oil/gas storage & transportation and Americas waste — contributed positively.

Percentages in parentheses are based on the Fund’s net assets as of March 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	MSCI World Index	Bloomberg U.S. Treasury Inflation Notes Index	Blended Index
'15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
'15	$1,010,764	$1,023,453	$1,007,358	$1,025,061
'15	$996,771	$1,026,979	$999,089	$1,007,535
'15	$973,365	$1,003,099	$989,363	$977,278
'15	$962,526	$1,021,105	$991,398	$960,884
'15	$932,176	$953,534	$983,840	$916,710
'15	$913,749	$918,364	$978,029	$891,117
'15	$936,512	$991,139	$980,502	$935,753
'15	$920,253	$986,207	$979,547	$901,296
'15	$903,303	$968,872	$971,789	$880,272
'16	$901,097	$910,910	$986,219	$857,451
'16	$902,200	$904,130	$997,189	$868,625
'16	$937,494	$965,483	$1,015,107	$932,711
'16	$947,420	$980,760	$1,018,622	$966,124
'16	$949,626	$986,269	$1,011,418	$956,807
'16	$991,171	$975,217	$1,032,442	$992,751
'16	$998,993	$1,016,418	$1,041,392	$1,010,942
'16	$982,231	$1,017,263	$1,036,721	$993,413
'16	$983,349	$1,022,667	$1,042,396	$1,007,367
'16	$950,943	$1,002,875	$1,038,225	$979,319
'16	$929,712	$1,017,295	$1,018,301	$963,923
'16	$942,918	$1,041,637	$1,017,301	$985,762
'17	$958,633	$1,066,777	$1,025,854	$998,666
'17	$977,716	$1,096,373	$1,030,685	$1,016,109
'17	$990,064	$1,108,051	$1,030,134	$1,015,966
'17	$997,921	$1,124,458	$1,036,228	$1,021,260
'17	$1,017,004	$1,148,245	$1,035,783	$1,029,562
'17	$1,011,586	$1,152,663	$1,025,963	$1,028,815
'17	$1,034,292	$1,180,249	$1,030,534	$1,057,477
'17	$1,044,510	$1,181,911	$1,041,499	$1,066,356
'17	$1,043,375	$1,208,438	$1,034,826	$1,064,946
'17	$1,052,458	$1,231,276	$1,037,040	$1,070,047
'17	$1,062,676	$1,257,955	$1,038,386	$1,085,105
'17	$1,084,100	$1,274,967	$1,047,892	$1,100,516
'18	$1,097,823	$1,342,286	$1,038,907	$1,111,413
'18	$1,041,788	$1,286,678	$1,028,811	$1,055,551
'18	$1,057,798	$1,258,633	$1,039,618	$1,064,070
'18	$1,078,382	$1,273,096	$1,039,022	$1,087,023
'18	$1,097,823	$1,281,074	$1,043,451	$1,097,399
'18	$1,101,391	$1,280,463	$1,047,637	$1,103,806
'18	$1,109,473	$1,320,456	$1,042,597	$1,110,357
'18	$1,109,473	$1,336,794	$1,050,106	$1,101,402
'18	$1,103,700	$1,344,237	$1,039,048	$1,098,156
'18	$1,059,829	$1,245,533	$1,024,155	$1,057,408
'18	$1,080,610	$1,259,682	$1,029,048	$1,067,778
'18	$1,029,233	$1,163,898	$1,034,671	$1,015,802
'19	$1,115,391	$1,254,456	$1,048,590	$1,101,768
'19	$1,129,362	$1,292,177	$1,048,453	$1,113,764
'19	$1,160,798	$1,309,149	$1,067,724	$1,139,428
'19	$1,161,962	$1,355,571	$1,071,274	$1,136,953
'19	$1,149,155	$1,277,353	$1,088,974	$1,118,124
'19	$1,187,552	$1,361,524	$1,098,311	$1,157,757
'19	$1,182,830	$1,368,268	$1,102,214	$1,152,531
'19	$1,192,274	$1,340,281	$1,128,445	$1,152,736
'19	$1,206,439	$1,368,803	$1,113,084	$1,170,188
'19	$1,219,425	$1,403,636	$1,115,930	$1,186,744
'19	$1,212,342	$1,442,727	$1,117,632	$1,175,239
'19	$1,253,546	$1,485,949	$1,121,869	$1,215,505
'20	$1,249,978	$1,476,905	$1,145,425	$1,199,124
'20	$1,177,429	$1,352,069	$1,161,278	$1,114,436
'20	$1,031,143	$1,173,132	$1,140,861	$932,099
'20	$1,094,177	$1,301,290	$1,172,595	$994,806
'20	$1,123,910	$1,364,153	$1,176,118	$1,020,675
'20	$1,130,696	$1,400,236	$1,189,246	$1,032,122
'20	$1,171,421	$1,467,225	$1,216,572	$1,063,362
'20	$1,202,563	$1,565,257	$1,229,863	$1,088,345
'20	$1,179,805	$1,511,257	$1,225,328	$1,053,484
'20	$1,159,443	$1,464,899	$1,217,414	$1,034,260
'20	$1,264,847	$1,652,203	$1,231,065	$1,137,653
'20	$1,302,493	$1,722,251	$1,245,188	$1,170,866
'21	$1,283,143	$1,705,134	$1,249,306	$1,169,826
'21	$1,342,403	$1,748,827	$1,229,181	$1,205,079
'21	$1,381,103	$1,807,014	$1,226,857	$1,241,671
'21	$1,450,037	$1,891,113	$1,244,026	$1,307,847
'21	$1,506,877	$1,918,355	$1,259,093	$1,338,346
'21	$1,500,035	$1,946,948	$1,266,719	$1,343,533
'21	$1,525,750	$1,981,823	$1,300,477	$1,369,951
'21	$1,534,322	$2,031,147	$1,298,190	$1,376,056
'21	$1,502,484	$1,946,813	$1,288,909	$1,346,413
'21	$1,574,731	$2,057,081	$1,303,534	$1,403,800
'21	$1,517,178	$2,012,004	$1,315,191	$1,353,409
'21	$1,613,006	$2,097,997	$1,319,353	$1,432,055
'22	$1,569,512	$1,986,990	$1,292,669	$1,418,921
'22	$1,588,152	$1,936,737	$1,303,709	$1,430,952
'22	$1,682,596	$1,989,888	$1,279,469	$1,510,888
'22	$1,632,889	$1,824,581	$1,253,319	$1,469,625
'22	$1,639,102	$1,825,963	$1,240,885	$1,476,865
'22	$1,499,567	$1,667,794	$1,201,618	$1,342,054
'22	$1,585,220	$1,800,211	$1,253,930	$1,418,136
'22	$1,531,527	$1,724,948	$1,220,583	$1,372,437
'22	$1,366,613	$1,564,597	$1,139,805	$1,226,251
'22	$1,404,965	$1,676,955	$1,153,966	$1,277,527
'22	$1,502,124	$1,793,554	$1,175,041	$1,361,410
'22	$1,458,892	$1,717,387	$1,163,067	$1,324,316
'23	$1,528,981	$1,838,903	$1,184,374	$1,397,688
'23	$1,452,402	$1,794,699	$1,168,133	$1,335,222
'23	$1,454,998	$1,850,155	$1,201,897	$1,332,517
'23	$1,477,063	$1,882,587	$1,203,215	$1,348,107
'23	$1,392,697	$1,863,792	$1,188,822	$1,271,562
'23	$1,435,601	$1,976,510	$1,184,818	$1,314,875
'23	$1,478,669	$2,042,906	$1,186,304	$1,362,182
'23	$1,431,686	$1,994,110	$1,175,710	$1,319,258
'23	$1,382,092	$1,908,087	$1,154,009	$1,272,150
'23	$1,355,991	$1,852,722	$1,145,659	$1,241,446
'23	$1,443,432	$2,026,419	$1,176,697	$1,326,660
'23	$1,497,246	$2,125,905	$1,208,374	$1,380,354
'24	$1,457,355	$2,151,417	$1,210,519	$1,341,094
'24	$1,470,652	$2,242,632	$1,197,512	$1,332,508
'24	$1,529,159	$2,314,699	$1,207,367	$1,382,270
'24	$1,481,290	$2,228,720	$1,187,008	$1,348,426
'24	$1,534,478	$2,328,237	$1,207,399	$1,392,226
'24	$1,517,461	$2,375,612	$1,216,875	$1,374,237
'24	$1,577,625	$2,417,476	$1,238,578	$1,423,842
'24	$1,635,115	$2,481,371	$1,248,294	$1,470,814
'24	$1,676,561	$2,526,815	$1,267,033	$1,512,963
'24	$1,640,463	$2,476,691	$1,244,302	$1,465,042
'24	$1,680,572	$2,590,338	$1,250,332	$1,496,592
'24	$1,580,426	$2,522,832	$1,230,561	$1,422,233
'25	$1,602,319	$2,611,859	$1,246,475	$1,451,921
'25	$1,637,896	$2,593,061	$1,273,652	$1,479,588
'25	$1,659,789	$2,477,617	$1,281,818	$1,500,463

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	8.54%	9.99%	5.20%
MSCI World Index	7.04%	16.13%	9.50%
Bloomberg U.S. Treasury Inflation Notes Index	6.17%	2.36%	2.51%
Blended Index	8.55%	9.99%	4.14%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 4,249,477,496
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 33,057,951
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,249,477,496
Number of Portfolio Holdings	147
Portfolio Turnover Rate (%)	73
Total Net Advisory Fees Paid ($)	33,057,951

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	Asset
Infrastructure	38%
Real Estate	27%
Natural Resource Equities	14%
Commodity Futures	13%
Treasury Inflation Protected Securities	8%
Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, netFootnote Reference*	0%
Total	100%
Footnote	Description
Footnote*	Net of notional exposure to futures contracts.

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Real Estate	33%
Energy	14%
Utilities	13%
Materials	8%
Industrials	8%
Communication Services	2%
Consumer Staples	1%